Employee benefits - Summary of provision (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [abstract]
Employee benefits	$ 0	$ 201
Annual leave	365	489
Employee benefits	365	690
Long service leave	35	59
Provisions for employee benefits	$ 400	$ 749